Schedule of Movement of Debentures (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Borrowings [abstract]
Convertible debentures	$ 40,000	$ 22,763
Less: Transaction costs and fees	(943)
Less: Redemption Option classified as embedded derivatives	(1,951)
Less: Equity component of convertible debentures issued for cash	(14,578)
Finance costs	235	5,968
Interest paid		(3,833)
Convertible debentures	$ 22,763	$ 24,898